INCOME TAXES (Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Domestic	$ (1,618)	$ (5,684)	$ (2,038)
Foreign	198	(183)	134
Loss before income taxes	$ (1,420)	$ (5,867)	$ (1,904)